Property and Equipment, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Net carrying value of the office premises	$ 6,000,000
Depreciation expense	$ 392,873	$ 45,383